Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Number of shares, Options Outstanding at beginning of the period		61,362,198
Number of shares, Assumed in Acquisition			2,516,690
Number of shares, Granted	50,250,000		59,710,698
Number of shares, Forfeited	(40,010,200)	(4,690,000)
Number of shares, Options outstanding at end of the period	89,611,998		61,362,198
Number of shares, Exercisable options at end of the period	29,650,429
Weighted average exercise price, Outstanding at beginning of the period		$ 0.34
Weighted average exercise price, Assumed in Acquisition			$ 1.47
Weighted average exercise price, Granted Following the Acquisition			0.31
Weighted average exercise price, Granted	$ 0.05
Weighted average exercise price, Forfeited	0.32	0.21
Weighted average exercise price,outstanding at end of the period	0.15		0.34
Weighted average grant date fair value, Assumed in Acquisition			0.55
Weighted average grant date fair value, Granted	0.03		$ 0.20
Weighted average grant date fair value, Forfeited	$ 0.19	$ 0.12
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 9 months 18 days		0 years
Aggregate intrinsic value, Options outstanding at beginning of the period		$ 0
Aggregate intrinsic value, Options outstanding at end of the period	$ 266,011		$ 0
Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares, Options Outstanding at beginning of the period	79,372,198		0
Number of shares, Granted		22,700,000
Number of shares, Forfeited			(865,190)
Number of shares, Options outstanding at end of the period		79,372,198
Number of shares, Exercisable options at end of the period	29,650,429
Weighted average exercise price, Outstanding at beginning of the period	$ 0.29		$ 0
Weighted average exercise price, Granted		$ 0.14
Weighted average exercise price, Forfeited			1.22
Weighted average exercise price,outstanding at end of the period		0.29
Options exercisable at end of the period, Weighted average exercise price	$ 0.24
Weighted average grant date fair value, Granted		$ 0.09
Weighted average grant date fair value, Forfeited			$ 0.67
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	8 years
Aggregate intrinsic value, Options outstanding at beginning of the period	$ 0		$ 0
Aggregate intrinsic value, Options outstanding at end of the period		$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0